SUPPLEMENTAL CASH FLOW INFORMATION - Changes in project loan, credit facility, and revolving facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Cash flow effect of changes In Project Loan, Credit Facility, and Revolving Facility	$ (36,559)	$ (15,752)
Newmont loan
SUPPLEMENTAL CASH FLOW INFORMATION
Principal repayments during the year		(10,836)
Camino Rojo project loan
SUPPLEMENTAL CASH FLOW INFORMATION
Principal repayments during the year		(127,500)
Credit facility
SUPPLEMENTAL CASH FLOW INFORMATION
Principal repayments during the year	(11,100)	(5,550)
Proceeds from debt, net of transaction costs		128,134
Principal repayments of debt	(11,100)	(5,550)
Extinguishment of the Credit Facility (note 13(a))	(113,350)
Transaction costs paid, accreted over the life		$ (1,866)
Revolving facility
SUPPLEMENTAL CASH FLOW INFORMATION
Principal repayments during the year	(25,000)
Proceeds from debt, net of transaction costs	113,350
Principal repayments of debt	(25,000)
Transaction costs paid, accreted over the life	$ (459)